Employee benefits - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Post-employment benefit expense, defined contribution plans	€ 13.7	€ 14.2	€ 14.1
Recognized liability for net employee benefit obligations	138.4	152.1	158.3
Estimate of contributions expected to be paid to plan for next annual reporting period	€ 7.7
Weighted average duration of defined benefit obligation	13 years 8 months 12 days
Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Recognized liability for net employee benefit obligations	€ 253.4	267.7	€ 268.3
Present value of defined benefit obligation | Other countries
Disclosure of defined benefit plans [line items]
Recognized liability for net employee benefit obligations	€ 7.8	€ 7.5